STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended																				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2009	Jun. 30, 2014 Stock Options One [Member]	Dec. 31, 2013 Stock Options One [Member]	Jun. 30, 2014 Stock Options Two [Member]	Dec. 31, 2013 Stock Options Two [Member]	Jun. 30, 2014 Stock Options Three [Member]	Dec. 31, 2013 Stock Options Three [Member]	Jun. 30, 2014 Stock Options Four [Member]	Dec. 31, 2013 Stock Options Four [Member]	Jun. 30, 2014 Stock Options Five [Member]	Dec. 31, 2013 Stock Options Five [Member]	Jun. 30, 2014 Stock Options Six [Member]	Dec. 31, 2013 Stock Options Six [Member]	Jun. 30, 2014 Stock Options Seven [Member]	Dec. 31, 2013 Stock Options Seven [Member]	Jun. 30, 2014 Stock Options Eight [Member]	Dec. 31, 2013 Stock Options Eight [Member]	Jun. 30, 2014 Stock Options Nine [Member]	Dec. 31, 2013 Stock Options Nine [Member]	Jun. 30, 2014 Stock Option Ten [Member]	Dec. 31, 2013 Stock Option Ten [Member]	Jun. 30, 2014 Stock Option Eleven [Member]	Dec. 31, 2013 Stock Option Eleven [Member]	Jun. 30, 2014 Stock Option Twelve [Member]	Dec. 31, 2013 Stock Option Twelve [Member]	Jun. 30, 2014 Stock Options Thirteen [Member]	Dec. 31, 2013 Stock Options Thirteen [Member]	Jun. 30, 2014 Stock Options Fourteen [Member]	Dec. 31, 2013 Stock Options Fourteen [Member]	Jun. 30, 2014 Stock Options Fifteen [Member]	Dec. 31, 2013 Stock Options Fifteen [Member]	Jun. 30, 2014 Stock Options Sixteen [Member]	Dec. 31, 2013 Stock Options Sixteen [Member]	Jun. 30, 2014 Stock Options Seventeen [Member]	Dec. 31, 2013 Stock Options Seventeen [Member]	Jun. 30, 2014 Stock Options Eighteen [Member]	Dec. 31, 2013 Stock Options Eighteen [Member]	Jun. 30, 2014 Stock Options Nineteen [Member]	Dec. 31, 2013 Stock Options Nineteen [Member]	Jun. 30, 2014 Stock Options Twenty [Member]	Jun. 30, 2014 Stock Option [Member]	Dec. 31, 2013 Stock Option [Member]		Dec. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]		Jun. 30, 2014 Warrant One [Member]	Dec. 31, 2013 Warrant One [Member]	Jun. 30, 2014 Warrant Two [Member]	Dec. 31, 2013 Warrant Two [Member]	Jun. 30, 2014 Warrant Three [Member]	Dec. 31, 2013 Warrant Three [Member]	Jun. 30, 2014 Warrant Four [Member]	Dec. 31, 2013 Warrant Four [Member]	Jun. 30, 2014 Warrant Five [Member]	Dec. 31, 2013 Warrant Five [Member]	Jun. 30, 2014 Warrant Six [Member]	Dec. 31, 2013 Warrant Six [Member]	Jun. 30, 2014 Warrant Seven [Member]	Dec. 31, 2013 Warrant Seven [Member]	Jun. 30, 2014 Warrant Eight [Member]	Dec. 31, 2013 Warrant Eight [Member]	Jun. 30, 2014 Warrant Nine [Member]	Dec. 31, 2013 Warrant Nine [Member]	Jun. 30, 2014 Warrant Ten [Member]	Dec. 31, 2013 Warrant Ten [Member]	Jun. 30, 2014 Warrant Eleven [Member]	Dec. 31, 2013 Warrant Eleven [Member]	Jun. 30, 2014 Warrant Twelve [Member]	Dec. 31, 2013 Warrant Twelve [Member]	Jun. 30, 2014 Warrant Thirteen [Member]	Dec. 31, 2013 Warrant Thirteen [Member]	Dec. 31, 2013 Warrant Fourteen [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]		Dec. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices			$ 0.01	$ 0.01	$ 0.065	$ 0.017	$ 0.07	$ 0.065	$ 0.075	$ 0.07	$ 0.079	$ 0.075	$ 0.08	$ 0.079	$ 0.088	$ 0.08	$ 0.1325	$ 0.88	$ 0.14	$ 0.1325	$ 0.15	$ 0.14	$ 0.17	$ 0.15	$ 0.185	$ 0.17	$ 0.20	$ 0.27	$ 0.23	$ 0.29	$ 0.25	$ 0.318	$ 0.27	$ 0.33	$ 0.29	$ 0.3415	$ 0.318	$ 0.35	$ 0.33	$ 0.585	$ 0.3415	$ 0.10	$ 0.09	[1]	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 0.01	$ 0.01	$ 0.075	$ 0.075	$ 0.08	$ 0.08	$ 0.12	$ 0.10	$ 0.15	$ 0.12	$ 0.165	$ 0.15	$ 0.18	$ 0.16	$ 0.198	$ 0.17	$ 0.20	$ 0.18	$ 0.25	$ 0.198	$ 0.27	$ 0.20	$ 0.325	$ 0.25	$ 0.769	$ 0.46	$ 0.769	$ 0.15	$ 0.14	[1]	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]
Shares			550,000	550,000	10,000	325,187	177,286	10,000	14,400,000	197,286	1,740,508	14,400,000	9,300,000	1,740,508	400,000	9,300,000	226,415	400,000	242,857	226,415	1,110,000	242,857	755,000	676,666	162,162	5,000	250,000	370,373	3,019,565	100,000	250,000	94,338	370,373	100,000	100,000	20,000	94,338	75,000	25,000	95,768	20,000	33,203,504	28,929,398	[1]	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]	30,000	200,000	2,083,333	2,666,667	7,714,286	7,714,286	200,000	1,428,572	15,314,951	200,000	407,318	16,648,284	333,333	150,000	1,770,833	1,294,118	87,500	533,333	375,000	1,770,833	111,111	1,237,500	1,615,383	375,000	342,029	83,207	342,029	30,385,077	34,643,829	[1]	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Weighted Average Remaining Life	6 months	2 years 6 months	7 years 7 days	7 years 6 months 7 days	8 years 8 months 12 days	4 years 5 months 5 days	9 years 1 month 13 days	9 years 2 months 12 days	8 years 8 months 16 days	9 years 5 months 8 days	8 years 8 months 19 days	9 years 2 months 16 days	8 years 1 month 17 days	9 years 2 months 19 days	7 years 6 months 25 days	8 years 7 months 17 days	9 years 14 days	8 years 25 days	9 years 14 days	9 years 6 months 14 days	7 years 11 months 19 days	9 years 6 months 14 days	9 years 9 months 14 days	7 years 1 month 28 days	9 years 9 months 4 days	9 years 4 months 10 days	9 years 8 months 19 days	10 years	9 years 8 months 8 days	9 years 9 months 7 days	9 years 7 months 24 days	9 years 9 months	9 years 6 months 4 days	9 years 8 months 23 days	9 years 3 months 11 days	9 years 9 months	9 years 3 months 4 days	4 months 13 days	9 years 2 months 26 days	5 months 8 days	9 years 3 months																				1 year 5 months 8 days	1 year 11 months 8 days	25 days	10 months 6 days	3 years 8 months 16 days	4 years 2 months 12 days	3 years 6 months 29 days	3 months 29 days	3 years 6 months 7 days	4 years 10 months 24 days	1 year 4 months 17 days	3 years 11 months 23 days	3 years 11 months 19 days	4 months 17 days	3 years 11 months 1 day	3 months 7 days	7 months 6 days	2 years 9 months 29 days	3 months 7 days	4 years 4 months 28 days	3 years 2 months 16 days	2 months 5 days	4 years 9 months 4 days	9 months 7 days	4 days	3 months 18 days	6 months

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.